Payroll costs, share based payments and management incentive schemes - Director and Senior Management Share Awards (Details) $ / shares in Units, € in Millions, $ in Millions				1 Months Ended				12 Months Ended
	Jul. 10, 2024 shares	Jul. 06, 2023 shares	Jul. 01, 2022 shares	Feb. 29, 2024 shares	Feb. 28, 2023 shares	Jan. 31, 2023 shares	Sep. 30, 2019 shares	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 USD ($) shares $ / shares	Dec. 31, 2023 EUR (€) shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares	Feb. 01, 2024 $ / shares	Feb. 01, 2023 $ / shares	Jan. 01, 2023 $ / shares
Ordinary shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Share price (in Dollars per share) | $ / shares								$ 17.50	$ 16.33		$ 26.23	$ 24.50
Restricted Shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of other equity instruments outstanding in share-based payment arrangement at beginning of period						2,699,157		2,503,002	2,699,157	2,699,157
New awards granted in the period								1,486,252	1,296,137	1,296,137	1,140,518
Forfeitures in the period								(255,238)	(559,169)	(559,169)
Number of other equity instruments expired in share-based payment arrangement								129,048	171,579	171,579
Awards vested and issued in the period								(476,552)	(761,544)	(761,544)
Number of other equity instruments outstanding in share-based payment arrangement at end of period								3,128,416	2,503,002	2,503,002	2,699,157
Restricted Shares | Key Management Personnel Of Entity Or Parent, Non-Executive Director [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
New awards granted in the period	36,738	35,082	29,676
Awards vested and issued in the period	(35,082)	(29,676)
Reclassification of awards for settlement of tax liabilities	11,964	11,226
Restricted Shares | Key Management Personnel Of Entity Or Parent, Non-Executive Director [Member] | Ordinary shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Awards vested and issued in the period	(23,118)	(18,450)
Restricted Shares | january 1, 2021
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Incremental fair value granted, modified share-based payment arrangements									$ 9.0	€ 8.5
Restricted Shares | January 1, 2022
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Incremental fair value granted, modified share-based payment arrangements									$ 11.4	€ 10.8
January 1, 2018 | Restricted Shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of other equity instruments outstanding in share-based payment arrangement at beginning of period						193,990		0	193,990	193,990
New awards granted in the period									0	0
Forfeitures in the period									0	0
Number of other equity instruments expired in share-based payment arrangement									0	0
Awards vested and issued in the period						(193,990)			(193,990)	(193,990)
Number of other equity instruments outstanding in share-based payment arrangement at end of period									0	0	193,990
Share price (in Dollars per share) | $ / shares																$ 17.24
Reclassification of awards for settlement of tax liabilities						83,209
January 1, 2018 | Restricted Shares | Ordinary shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Awards vested and issued in the period						(110,781)
January 1, 2019 | Restricted Shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of other equity instruments outstanding in share-based payment arrangement at beginning of period						152,695		0	152,695	152,695
New awards granted in the period							173,293		0	0
Forfeitures in the period									0	0
Number of other equity instruments expired in share-based payment arrangement									0	0
Awards vested and issued in the period						(152,695)			(152,695)	(152,695)
Number of other equity instruments outstanding in share-based payment arrangement at end of period									0	0	152,695
Share price (in Dollars per share) | $ / shares																$ 17.24
Reclassification of awards for settlement of tax liabilities						73,120
January 1, 2019 | Restricted Shares | Ordinary shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Awards vested and issued in the period						(79,575)
January 1, 2020 | Restricted Shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of other equity instruments outstanding in share-based payment arrangement at beginning of period						598,173		0	598,173	598,173
New awards granted in the period									0	0			761,979
Forfeitures in the period									(11,735)	(11,735)
Number of other equity instruments expired in share-based payment arrangement									171,579	171,579
Awards vested and issued in the period					(414,859)				(414,859)	(414,859)
Number of other equity instruments outstanding in share-based payment arrangement at end of period									0	0	598,173
Share price (in Dollars per share) | $ / shares															$ 17.77
Reclassification of awards for settlement of tax liabilities					192,079
January 1, 2020 | Restricted Shares | Ordinary shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Awards vested and issued in the period					(222,780)
Other Awards CFO | Restricted Shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
New awards granted in the period								176,991
january 1, 2021 | Restricted Shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of other equity instruments outstanding in share-based payment arrangement at beginning of period						683,549		605,600	683,549	683,549
New awards granted in the period								0	0	0		820,202
Forfeitures in the period								0	(77,949)	(77,949)
Number of other equity instruments expired in share-based payment arrangement								129,048	0	0
Awards vested and issued in the period				(476,552)				(476,552)	0	0
Number of other equity instruments outstanding in share-based payment arrangement at end of period								0	605,600	605,600	683,549
Share price (in Dollars per share) | $ / shares														$ 18.89
Reclassification of awards for settlement of tax liabilities				219,865
january 1, 2021 | Restricted Shares | Ordinary shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Awards vested and issued in the period				(256,687)
January 1, 2022 | Restricted Shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of other equity instruments outstanding in share-based payment arrangement at beginning of period						894,750		730,594	894,750	894,750
New awards granted in the period								0	0	0
Forfeitures in the period								(25,611)	(164,156)	(164,156)
Number of other equity instruments expired in share-based payment arrangement								0	0	0
Awards vested and issued in the period								0	0	0
Number of other equity instruments outstanding in share-based payment arrangement at end of period								704,983	730,594	730,594	894,750
Other | Restricted Shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of other equity instruments outstanding in share-based payment arrangement at beginning of period						176,000		163,000	176,000	176,000
New awards granted in the period								292,991	87,000	87,000
Forfeitures in the period								(14,000)	(100,000)	(100,000)
Number of other equity instruments expired in share-based payment arrangement								0	0	0
Awards vested and issued in the period								0	0	0
Number of other equity instruments outstanding in share-based payment arrangement at end of period								441,991	163,000	163,000	176,000
January 1, 2023 | Restricted Shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of other equity instruments outstanding in share-based payment arrangement at beginning of period						0		1,003,808	0	0
New awards granted in the period								0	1,209,137	1,209,137
Forfeitures in the period								(81,558)	(205,329)	(205,329)
Number of other equity instruments expired in share-based payment arrangement								0	0	0
Awards vested and issued in the period								0	0	0
Number of other equity instruments outstanding in share-based payment arrangement at end of period								922,250	1,003,808	1,003,808	0
January 1, 2024 | Restricted Shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of other equity instruments outstanding in share-based payment arrangement at beginning of period								0
New awards granted in the period								1,193,261
Forfeitures in the period								(134,069)
Number of other equity instruments expired in share-based payment arrangement								0
Awards vested and issued in the period								0
Number of other equity instruments outstanding in share-based payment arrangement at end of period								1,059,192	0	0